Financial Instruments and Related Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the bases used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the combined balance sheets:

		Basis of fair value measurement
(in millions)	Balance at December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Available-for-sale securities
Equity securities	$71	$71	$—	$—
Foreign government debt securities	18	—	18	—
Interest rate contracts	1	—	1	—

Total assets	$90	$71	$19	$—

Liabilities
Contingent payments related to acquisitions	$518	$—	$—	$518
Interest rate contracts	2	—	2	—

Total liabilities	$520	$—	$2	$518

		Basis of fair value measurement
(in millions)	Balance at December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Available-for-sale securities
Equity securities	$94	$94	$—	$—
Foreign government debt securities	18	—	18	—

Total assets	$112	$94	$18	$—

Liabilities
Contingent payments related to acquisitions	$291	$—	$—	$291

Total liabilities	$291	$—	$—	$291

Available for Sale Equity Securities

The following table provides information relating to the Company’s investments in available-for-sale equity securities:

(in millions)	Amortized cost	Unrealized gains	Unrealized (losses)	Fair value

December 31, 2014
Available-for-sale equity securities	$59	$21	$(9)	$71

December 31, 2013
Available-for-sale equity securities	$104	$20	$(30)	$94

Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions and preferred stock:

(in millions)	Contingent payments	Preferred stock

Fair value as of December 31, 2012	$—	$51
Purchases	269	—
Net losses recognized in earnings	18	—
Currency translation adjustments	4	—
Conversion to a publicly traded equity security	—	(51)

Fair value as of December 31, 2013	$291	$—
Additions	142	—
Payments	(12)	—
Net losses recognized in earnings	124	—
Currency translation adjustments	(27)	—

Fair value as of December 31, 2014	$518	$—

Book Values and Fair Values of Financial Instruments

the following table provides the values recognized on the combined balance sheets and the approximate fair values:

	Book values		Approximate fair values
as of December 31 (in millions)	2014	2013	2014	2013

Assets
Investments	$31	$5	$31	$5

Liabilities
Capital lease obligations	$276	$19	$276	$19